Acquisitions - Broad Horizon Holdings, LLC (Details) - Broad Horizon Holdings, LLC $ in Thousands	Jul. 01, 2022 USD ($)
Acquisitions
Cash	$ 5,498
Accounts receivable, net	176
Prepaid expenses and other current assets	176
Inventory	2,605
Property, plant and equipment, net	2,105
Right-of-use assets	1,420
Other assets	114
Liabilities assumed	(9,712)
Gain on change in control	$ 2,382